Unearned Revenue/ Accrued revenue (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Received In Advance And Unearned Revenue
Unearned Revenue And Cash Received In Advance
	December 31,
	2012	2013
Unearned Revenue
Cash received in advance of service provided – Current liability	$3,935	$2,966
Deferred revenue resulting from varying charter rates
Current liability	14,270	10,140
Non-current liability	3,419	196
Total Unearned Revenue	$21,624	$13,302

Accrued Revenue
Resulting from varying charter rates – Current asset	$554	$-
Resulting from varying charter rates –Non Current asset	92	-
Total Accrued Revenue	$646	$-